Other Receivables and Prepaid Expenses - Schedule of Other Receivables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Rent and other deposits		$ 74,075	$ 9,135
Employee advances and others		81,732	14,628
Prepaid VAT taxes		240,713	88,567
Prepaid consulting fee		74,404	21,375
Platform fund receivable	[1]	602,320
Total other receivables and prepaid expenses		$ 1,073,244	$ 133,705

[1]	Funds held in trading platform trust account entrusted with Nanjing Jinwang, who was a related party as of December 31, 2023 since the Company’s then 10.7% shareholder Mr. Huajun Gao and Mr. Aimin Kong owned and controlled Nanjing Jinwang. As a result of the Company’s $14 million equity financing on May 31, 2024, Mr. Huajun Gao and Mr. Aimin Kong only owns 2.6% beneficial interest of the Company, therefore transaction with Nanjing Jinwang was not considered related party transactions as of December 31, 2024. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly.